Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) - Schedule of subsidiaries		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Compania Siderurgica de Guadalajara, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		99.99%	99.99%
Arrendadora Simec, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Simec International, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Compania Siderurgica del Pacifico, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		99.99%	99.99%
Coordinadora de Servicios Siderurgicos de Calidad, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Industrias del Acero y del Alambre, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		99.99%	99.99%
Procesadora Mexicali, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		99.99%	99.99%
Servicios Simec, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Sistemas de Transporte de Baja California, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Operadora de Servicios Siderurgicos de Tlaxcala, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[1]	100.00%	100.00%
Operadora de Metales, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[1]	100.00%	100.00%
Administradora de Servicios Siderurgicos de Tlaxcala, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
CSG Comercial, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		99.95%	99.95%
Operadora de Servicios de la Industria Siderurgica ICH, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Corporacion Aceros DM, S.A. de C.V. and subsidiaries [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[2]	100.00%	100.00%
Acero Transportes San, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[2]	100.00%	100.00%
Simec Acero, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Corporacion ASL, S. A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		99.99%	99.99%
Simec International 6, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[1]	100.00%	100.00%
Simec International 7, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		99.99%	99.99%
Simec International 9, S.A.P.I. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Corporativos G&DL, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[1]	100.00%	100.00%
Orge, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		99.99%	99.99%
Siderurgica del Occidente y Pacifico, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
RRLC, S.A.P.I. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		99.99%	95.10%
Grupo Chant, S.A.P.I. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		99.99%	97.61%
Aceros Especiales Simec Tlaxcala, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Gases Industriales de Tlaxcala, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
GSIM de Occidente S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Fundiciones de Acero Estructural, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Siderurgicos Noroeste, S.A. DE C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
Simec Siderurgico, S.A. de C.V. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned		100.00%	100.00%
SimRep Corporation and Subsidiaries [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[3],[4],[5]	99.41%	99.41%
Pacific Steel, Inc. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[3]	100.00%	100.00%
Pacific Steel Projects, Inc. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[3]	100.00%	100.00%
Simec Steel, Inc. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[3]	100.00%	100.00%
Simec USA, Corp. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[3]	100.00%	100.00%
Undershaft Investments, NV. [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[6]	100.00%	100.00%
GV do Brasil Industria e Comercio de Aco LTDA [Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[7]	100.00%	100.00%
Companhia Siderurgica do Espiritu Santo S.A.[Member]
Subsidiaries established in Mexico:
Percentage of equity owned	[7]	100.00%	100.00%

[1]	Companies that have lost the entire capital stock, except Operadora de Metales, S.A. de C.V. and which only has lost 2/3 of their capital stock.
[2]	Companies located in San Luis Potosi. For purposes of this report constitute the “Grupo San”.
[3]	Companies established in the United States of America, except a subsidiary of SimRep which is established in Canada.
[4]	ICH owns 0.59% of the shares in this company at December 31, 2022.
[5]	SimRep as an individual company has no significant operations or assets, except for its investment in Republic Steel. For purposes of this report, these companies are named “Republic”.
[6]	Company established in Curaçao.
[7]	Companies located in Brazil.